Stock-based Compensation - Schedule of Stock Options Granted Black-Scholes Pricing Model Using the Range of Inputs (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Stock Options Granted Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Dividend yield
Maximum [Member]
Schedule of Stock Options Granted Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Risk free interest rate	3.82%	4.41%	4.65%
Expected volatility	65.30%	63.10%	64.17%
Expected term	6 years	6 years 1 month 6 days	6 years
Minimum [Member]
Schedule of Stock Options Granted Black-Scholes Pricing Model Using the Range of Inputs [Line Items]
Risk free interest rate	3.71%	4.36%	4.22%
Expected volatility	60.70%	61.40%	62.80%
Expected term	4 years 10 months 24 days	5 years 1 month 6 days	5 years